UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22553
Investment Company Act file number:

Miller/Howard High Income Equity Fund
 (Exact name of registrant as specified in charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Annemarie Gilly
Miller/Howard Investments, Inc.
10 Dixon Avenue
Woodstock, NY 12498
 (Name and address of agent for service)

(845) 679-9166
Registrant's telephone number, including area code

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

Miller/Howard High Income Equity Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	July 31, 2017
Common Stock - 74.7%	Shares	Fair Value

Business Credit Institutions - 5.5%
Ares Capital Corporation(1)	343,373	5,627,883
Hercules Capital, Inc.	308,552	4,116,084
		9,743,967

Crude Petroleum & Natural Gas - 4.6%
Royal Dutch Shell plc ADR(1)(2)	141,759	8,202,176

Eating Places - 2.3%
Cracker Barrel Old Country Store, Inc.	25,850	4,018,383

Electric Services - 7.7%
Covanta Holding Corporation(1)	389,604	5,883,020
Pattern Energy Group Inc.(1)	309,451	7,767,220
		13,650,241

Family Clothing Stores - 1.6%
The Buckle, Inc.	160,437	2,743,473

Investing - 4.8%
Main Street Capital Corporation(1)	131,648	5,101,360
The Blackstone Group L.P.(1)	99,697	3,334,865
		8,436,225

National Commercial Banks - 4.3%
Huntington Bancshares Incorporated	150,000	1,987,500
PacWest Bancorp(2)	76,023	3,650,624
SunTrust Banks, Inc.	35,000	2,005,150
		7,643,274

Natural Gas Transmission - 7.0%
Brookfield Infrastructure Partners L.P. (Bermuda)(1)	144,010	5,826,645
National Grid plc ADR	1	63
ONEOK, Inc.(2)	116,332	6,580,901
		12,407,608

Oil & Gas Field Services - 2.2%
Targa Resources Corp.	85,000	3,944,850

Petroleum & Petroleum Products - 3.6%
Macquarie Infrastructure Corporation(1)	85,099	6,451,355

Petroleum Refining - 1.7%
Total S.A. ADR(1)	59,873	3,033,765

Pharmaceutical Preparations - 2.5%
GlaxoSmithKline plc ADR(2)	109,529	4,438,115

Pipelines - 5.0%
Pembina Pipeline Corp (Canada)	139,650	4,762,065
Plains GP Holdings, L.P.	148,645	4,063,954
		8,826,019

Radiotelephone Communications - 5.7%
Mobile TeleSystems PJSC ADR	466,000	3,993,620
Vodafone Group plc ADR	206,925	6,141,534
		10,135,154

Semiconductors & Related Devices - 1.2%
Cypress Semiconductor Corp.	150,000	2,130,000

Sugar & Confectionery Products - 1.2%
John B. Sanfilippo & Son, Inc.	33,160	2,132,851

Telephone Communications (No Radiotelephone) - 11.5%
AT&T Inc.(1)	153,762	5,996,718
BCE Inc. (Canada)(1)	126,809	5,951,146
BT Group plc ADR(2)	213,385	4,457,613
CenturyLink, Inc.	171,500	3,990,805
		20,396,282

Women's Clothing Stores - 2.3%
L Brands, Inc.	85,769	3,978,824

Total Common Stock (Cost $138,379,533)		132,312,562

Master Limited Partnerships - 20.6%

Crude Petroleum & Natural Gas - 3.1%
Genesis Energy, L.P.	181,512	5,481,662

Liquefied Petroleum Gas Dealers - 6.1%
AmeriGas Partners, L.P.(1)	169,846	7,738,184
Suburban Propane Partners, L.P.	126,455	3,072,856
		10,811,040

Natural Gas Transmission - 7.7%
MPLX LP	189,648	6,893,705
Williams Partners L.P.(1)	163,793	6,785,944
		13,679,649

Pipelines - 3.7%
Energy Transfer Partners, L.P.(1)	318,404	6,587,779

Total Master Limited Partnerships (Cost $37,118,464)		36,560,130

Real Estate Investment Trusts (REITs) - 18.2%
DuPont Fabros Technology, Inc.(1)	138,459	8,630,149
LaSalle Hotel Properties	213,016	6,292,493
Omega Healthcare Investors, Inc.	153,696	4,855,257
Outfront Media, Inc.	165,000	3,773,550

The Geo Group, Inc.(1)	148,567	4,360,441
WP Carey, Inc.	62,947	4,312,499
Total Real Estate Investment Trusts (REITs) (Cost $27,308,189)		32,224,389

Short-Term Investments - 7.3%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - 0.91%(3)	12,845,126	12,845,126
Total Short-Term Investments (Cost $12,845,126)		12,845,126

Total Investments - 120.8% (cost $215,651,312)		213,942,207
Total Value of Options Written (Premiums received $570,446) - (0.3%)		(623,775)
Other Assets and Liabilities - (20.5)%		(36,240,278)
Total Net Assets Applicable to Common Stockholders - 100.0%		$177,078,154

Note: Percentages indicated are based on the net assets of the Fund.
ADR	American Depository Receipt
(1)
All or a portion of this security has been pledged as collateral in connection with the Fund's committed facility agreement. As of July 31, 2017, the total value of securities pledged as collateral for the committed facility agreement was $97,278,651.

(2)	All or a portion of the security represents collateral for outstanding call or put option contracts written
(3)	Rate indicated is the current yield as of July 31, 2017.

Miller/Howard High Income Equity Fund
SCHEDULE OF OPTIONS WRITTEN
July 31, 2017
(unaudited)

Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Call Options
The Buckle, Inc.	August 2017	$17.50	1,604	$(80,200)
Cypress Semiconductor Corp.	August 2017	15.00	1,500	(28,500)
DuPont Fabros Technology, Inc.	August 2017	60.00	1,384	(352,920)
The Geo Group, Inc.	August 2017	30.00	1	(60)
Huntington Bancshares Incorporated	August 2017	14.00	1,500	(7,500)
L Brands, Inc.	August 2017	47.50	857	(115,695)
SunTrust Banks, Inc.	August 2017	60.00	350	(4,900)
				(589,775)
Put Options
Western Gas Partners LP	August 2017	50.00	850	(34,000)

Total Value of Options Written (Premiums received $570,446)				$(623,775)

Disclosure (using current book numbers):

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

Cost of investments	$215,651,312
Gross unrealized appreciation	14,954,717
Gross unrealized depreciation	(16,663,822)
Net unrealized depreciation	$(1,709,105)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of July 31, 2017, the Fund's assets and liabilities carried at market value were classified as follows:

Investments In Securities(a)	Total	Level 1	Level 2	Level 3
Assets
Common Stock	$132,312,562	$132,312,562	$-	$-
Master Limited Partnerships	36,560,130	36,560,130	-	-
Real Estate Investment Trusts	32,224,389	32,224,389	-	-
Short-Term Investment(b)	12,845,126	12,845,126	-	-
Total Investments in Securities	$213,942,207	$213,942,207	$-	$-
Liabilities
Written Options	$ 623,775	$ 236,855	$386,920	$-
(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at July 31, 2017.

The Fund did not hold any Level 3 securities during the period from November 1, 2016 to July 31, 2017.

Derivative Financial Instruments
The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund's results of operations and financial position.

The Fund occasionally sells ("writes") put options on securities already held in its portfolio or securities that are candidates for inclusion in the portfolio. The strategy is designed to provide the Fund with the ability to acquire securities that the Adviser is interested in at attractive valuations while generating realized gains as a means to enhance distributions.

The Fund occasionally sells ("writes") call options on securities already held in its portfolio. The strategy is designed to generate realized gains from premiums as a means to enhance distributions.

Written Options – Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation (depreciation). Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain (loss) on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price.

The Fund has adopted the disclosure provision of FASB ASC 815, Derivatives and Hedging. ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815.

Transactions in written options contracts for the period from November 1, 2016 through July 31, 2017, are as follows:

	Contracts	Premium
Options outstanding at November 1, 2016	1,432	$ 112,602
Options written	74,398	5,704,055
Options closed	(1,134)	(160,783)
Options exercised	(24,408)	(1,855,780)
Options expired	(42,242)	(3,229,648)
Options outstanding at July 31, 2017	8,046	$ 570,446

The following table presents the types and fair value of derivatives by location as presented on the Statement of Assets and Liabilities at July 31, 2017:

Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value
Written equity options	Options written, at fair value	$ 623,775

The following table presents the effect of derivatives on the Statement of Operations for the period ended July 31, 2017:

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gains (Losses) on Derivatives	Net Realized Gain (Loss) on Derivatives	Net Unrealized Appreciation (Depreciation) on Derivatives
Written equity options	Options	$3,229,648	($53,329)

Item 2. Controls and Procedures.

(a)
The Registrant's Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller/Howard High Income Equity Fund

By (Signature and Title) /s/ Lowell G. Miller
                                           Lowell G. Miller, President and Chief Executive Officer

Date                                                  September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Lowell G. Miller
                                           Lowell G. Miller, President and Chief Executive Officer

Date                                                   September 22, 2017

By (Signature and Title) /s/ Paul Brook
                                           Paul Brook, Chief Financial Officer

Date                                                  September 22, 2017